Property and Equipment Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Property plant and equipment USD ($)	Dec. 31, 2012 Property plant and equipment CNY	Dec. 31, 2011 Property plant and equipment CNY	Dec. 31, 2010 Property plant and equipment CNY	Dec. 31, 2012 Assets held under capital leases USD ($)	Dec. 31, 2012 Assets held under capital leases CNY	Dec. 31, 2011 Assets held under capital leases CNY	Dec. 31, 2010 Assets held under capital leases CNY
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expense	$ 14,893	92,786	58,873	21,854	$ 14,893	92,786	58,873	19,673	$ 2,558	15,934	12,094	3,413